Other gains, net	6 Months Ended
Jun. 30, 2025
Other gains, net
Other gains, net

17.Other gains, net

	For the six-month ended
	June 30,
	2024	2025
Foreign currency exchange difference, net	—	250
Government grants	8	182
Service income	36	74
Fair value changes on FVPL (Note 6)	(9)	911
Dividend income	—	329
Others	3	9
	38	1,755